Financial Instruments and Fair Value Measurements - Carrying Amount of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 347,353	$ 371,600
Fair value	1,940,362	1,259,024
Other current assets	6,529	2,141
Trade payables and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	241,030	230,689
Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	1,347,831	924,980
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	162,935	19,911
Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	80,366	46,728
Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	108,200	36,716
Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	1,777,427	1,239,113
Amortized cost | Trade payables and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	241,030	230,689
Amortized cost | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	1,347,831	924,980
Amortized cost | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	0	0
Amortized cost | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	80,366	46,728
Amortized cost | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	108,200	36,716
FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	162,935	19,911
FVTPL | Trade payables and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	0	0
FVTPL | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	0	0
FVTPL | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	162,935	19,911
FVTPL | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	0	0
FVTPL | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	0	0
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	239,329	191,995
Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,142	92,666
Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,943	9,916
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	81	18,196
Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15,101	17,463
Other current assets	2,900	2,100
Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	82,757	41,364
Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	279,719	235,538
Amortized cost | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	239,329	191,995
Amortized cost | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,943	9,916
Amortized cost | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15,101	17,463
Amortized cost | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21,346	16,164
FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	29,175	44,079
FVTPL | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	683
FVTPL | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	81	18,196
FVTPL | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	29,094	25,200
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	38,459	91,983
FVOCI | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,142	91,983
FVOCI | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 32,317	$ 0